Fees Summary	Jul. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,000,000,000
Previously Paid Amount	0
Total Fee Amount	276,200
Total Offset Amount
Net Fee	$ 276,200
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A